Offerings	Oct. 27, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.550% Senior Notes due 2029
Amount Registered | shares	700,000,000
Maximum Aggregate Offering Price	$ 699,454,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 60,852.50
Offering Note	(a) Represents the aggregate principal amount of each series of senior notes to be offered pursuant to the prospectus supplement to which this Exhibit 107 relates. (b) Calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended (the "Securities Act"). Payment of the registration fee at the time of filing of the Registrants' registration statement on Form S-3 (File No. 333-299595) filed with the Securities and Exchange Commission on October 23, 2026 was deferred pursuant to Rules 456(b) and 457(r) of the Securities Act, and is paid herewith. This registration fee table shall be deemed to update the "Calculation of Registration Fee" table in such registration statement.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.750% Senior Notes due 2031
Amount Registered | shares	800,000,000
Maximum Aggregate Offering Price	$ 799,072,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 69,519.26
Offering Note	See Footnote 1
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	6.200% Senior Notes due 2036
Amount Registered | shares	1,000,000,000
Maximum Aggregate Offering Price	$ 997,100,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 86,747.70
Offering Note	See Footnote 1